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SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-03581

Columbia Fixed Income Securities Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	7/1/2004 - 6/30/2005

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-03581

Reporting Period: 07/01/2004 - 06/30/2005

Columbia Fixed Income Securities Fund, Inc.

COLUMBIA FIXED INCOME SECURITIES FUND, INC.

There are no proxy voting records for this fund.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Fixed Income Securities Fund, Inc.

By (Signature and Title)*	/s/ Christopher L. Wilson

Christopher L. Wilson, President

Date	August 31, 2005

* Print the name and title of each signing officer under his or her signature.